STOCKHOLDERS' EQUITY, Additional Disclosures 3 (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Stock option activity [Roll forward]
Outstanding, beginning of period (in shares)	1,471,899
Exercised (in shares)	(879,083)
Forfeited or expired (in shares)	(33,611)
Outstanding, end of period (in shares)	559,205	1,471,899
Exercisable, end of period (in shares)	559,205
Outstanding, weighted-average exercise price, beginning of period (in dollars per share)	$ 23.23
Exercised, weighted-average exercise price (in dollars per share)	$ 22.68
Forfeited or expired, weighted-average exercise price (in dollars per share)	$ 37.06
Outstanding, weighted-average exercise price, end of period (in dollars per share)	$ 23.26	$ 23.23
Exercisable, weighted-average exercise price, end of period (in dollars per share)	$ 23.26
Outstanding, weighted-average remaining contractual term, end of period (in years)	3.2
Exercisable, weighted-average remaining contractual term, end of period (in years)	3.2
Outstanding, aggregate intrinsic value, end of period	$ 4,876,000
Exercisable, aggregate intrinsic value, end of period	4,876,000
Total intrinsic value of options exercised	$ 15,900,000	$ 3,600,000	$ 1,100,000